Financial instruments disclosures - Summary of fair value of financial instruments (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure Of Financial Instruments [Abstract]
Short term borrowings, fair value	$ (428)	$ (552)
Medium and long term borrowings, fair value	(13,806)	(16,385)
Short term borrowings, carrying value	(428)	(552)
Medium and long term borrowings, carrying value	$ (12,485)	$ (14,624)